Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	FEC Resources Inc.
Entity Central Index Key	0000849997
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
FEC Resources Inc.
Entity Common Stock, Shares Outstanding	439,143,765

Balance Sheets FEC Resources (FEC Resources Inc., USD $)	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010	Dec. 31, 2009
FEC Resources Inc.
Current assets
Cash and cash equivalents (Note 6)	$ 1,612,609	$ 2,061,119	$ 37,176	$ 37,176
Receivables	1,568	1,248		928
Prepaid expenses	18,452	18,868		18,704
Total current assets	1,632,629	2,081,235		56,808
Non-current assets
Property, plant and equipment (Note 7)	3,549	3,374		4,863
Investment in associates (Note 8)	4,720,167	3,834,255		6,234,089
Total non-current assets	6,356,345	5,918,864		6,295,760
Current liabilities
Trade and accrued payables (Note 11)	89,241	97,517		60,131
Due to parent company (Note 9) (Note 11)	301,790	291,323		280,348
Total current liabilities	391,031	388,840		340,479
Shareholders Equity
Share capital (Note 10)	16,732,397	16,732,397		14,232,397
Warrants (Note 10)				225,397
Contributed surplus (Note 10)	3,058,063	3,058,063		2,832,666
Deficit	(13,825,146)	(14,260,436)		(11,335,179)
Stockholders Equity	5,965,314	5,530,024	5,955,281	5,955,281
[LiabilitiesAndStockholdersEquity]	$ 6,356,345	$ 5,918,864		$ 6,295,760

Statements of Operations - FEC Resources (FEC Resources Inc., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
FEC Resources Inc.
General and administrative expenses
General and administration (Note 12)	$ 441,146	$ 516,563
Operating loss	(441,146)	(516,563)
Share of profits (loss) of associates (Note 8)	885,912	(100,843)
Gain on dilution of investment in FEP		2,829
Finance expense (Note 3) (Note 9) ( Note 11)	(10,467)	(10,975)
Impairment of investments (Note 8)		(2,301,820)
Interest income	991	2,115
Income (loss) before taxes	435,290	(2,925,257)
Net income (loss) and total comprehensive income (loss) for the year	$ 435,290	$ (2,925,257)
Earnings / loss per common share
- Basic and diluted	$ 0	$ (0.01)
Weighted average number of shares outstanding	439,143,765	437,554,724

Statements of Cash Flows FEC Resources (FEC Resources Inc., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
FEC Resources Inc.
Cash provided by (used in) Operation Activities
Net Income (loss) for the year	$ 435,290	$ (2,925,257)
Non-cash items included in loss
Amortization (Note 7)	1,617	1,489
Share of profits ( loss) of associates (Note 8)	(885,912)	100,843
Gain on dilution of investment in FEP		(2,829)
Accrued finance expense	10,467	10,975
Impairment of investments		2,301,820
Subtotal	(438,538)	(512,959)
Changes in working capital related to operating activities
Receivables	(320)	(320)
Prepaid expenses	416	(164)
Trade and accrued payable	(8,276)	37,386
Net cash flows from operating activities	(446,718)	(476,057)
Investing Activities
Additions to properties, plant and equipment, net (Note 7)	(1,792)
Net cash used in investing activities	(1,792)
Financing Activities
Shares issued		2,500,000
Net cash provided by financing activities		2,500,000
Net increase (decrease) in cash	(448,510)	2,023,943
Cash and cash equivalents, beginning of the year	2,061,119	37,176
Cash and cash equivalents, end of the year	$ 1,612,609	$ 2,061,119

Shareholders Equity FEC Resources (FEC Resources Inc., USD $)	Share Capital USD ($)	Contributed Surplus USD ($)	Warrant [Member] USD ($)	Deficit USD ($)
Beginning balance, amount at Jan. 01, 2010	$ 14,232,397	$ 2,832,666	$ 225,397	$ (11,335,179)
ProfitLoss				(2,925,257)
Warrants, expired		225,397	(225,397)
Shares issued, amount (Note 10)	2,500,000
Ending balance, amount at Dec. 31, 2010	16,732,397	3,058,063	0	(14,260,436)
ProfitLoss				435,290
Ending balance, amount at Dec. 31, 2011	$ 16,732,397	$ 3,058,063	$ 0	$ (13,825,146)

Consolidated Statement of Financial Position - Forum Energy PLC (Forum Energy PLC, USD $)	Dec. 31, 2011	Dec. 31, 2010
Forum Energy PLC
Non-current assets
Property, plant and equipment (Note 9)	$ 5,888	$ 3,673
Intangible assets (Note 10)	50,730	42,630
Investments (Note 11)	24	18
Total non-current assets	56,642	46,321
Current assets
Inventories (Note 11)	57	419
Trade and other receivables (Note 13)	1,862	1,151
Cash and cash equivalents (Note 18)	2,761	2,464
Total current assets	4,680	4,034
Total assets	61,322	50,355
Non-current liabilities
Loans (Note 14)	6,000
Other liabilities and provisions (Note 14)	3,929	3,994
Total non-current liabilities (Note 14)	9,929	3,994
Current liabilities
Trade payable and other payables (Note 14)	3,964	2,352
Total current liabilities	3,964	2,352
Total liabilities	13,893	6,346
Total net assets	47,429	44,009
Capital and reserves attributable to equity holders of the Company
Share capital (Note 15)	5,982	5,982
Share premium (Note 15)	50,964	50,964
Share option reserve	438	438
Retained deficit	(11,252)	(14,709)
Stockholders Equity	46,132	42,675
Non-controlling interest	1,297	1,334
Total equity	$ 47,429	$ 44,009

Consolidated Stmt of Comprehensive Income - Forum Energy Plc (Forum Energy PLC, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Forum Energy PLC
Revenue	$ 12,734	$ 6,068
Cost of sales	(6,913)	(4,009)
Gross profit	5,821	2,059
Administrative expenses (Note 3)	(1,987)	(2,397)
Profit/(loss) from operations	3,834	(338)
Finance income (Note 5)	7	15
Finance (Note 6)	(421)	(235)
Profit/(loss) before tax	3,420	(558)
Profit/(loss) for the year	3,420	(558)
Total comprehensive income (loss) for the year	3,420	(558)
Profit/(loss) and total comprehensive profit/(loss) attributable to:
Owners of the Parent	3,457	(438)
Non-controlling interest	(37)	(120)
Comprehensive Income Net of Tax	$ 3,420	$ (558)
Earnings/(loss) per Ordinary Share (US cents) attributable to equity holders of the Parent
Basic and diluted (Note 8)	$ 10.4	$ (1.3)

Consolidated Statement of Cash Flows - Forum Energy Plc (Forum Energy PLC, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Forum Energy PLC
Cash flows from operating activities
Profit/(loss) before tax for the year	$ 3,420	$ (558)
Depreciation (Note 9)	4,718	2,454
Gain on financial assets (Note 5)	(6)	(13)
Finance income (Note 5)	(1)	(2)
Foreign exchange losses (Note 6)	160	35
Interest paid on loan facility (Note 6)	261
[Subtotalafteradjustmentscashflowsfromoperating]	8,552	1,916
Increase in trade and other receivables	(711)	(512)
Decrease/(increase) in inventories	362	(354)
Increase in trade and other payables	1,547	843
Increase in provisions and employee benefits		26
Net cash flows from operating activities	9,750	1,919
Investing activities:
Purchase of property, plant and equipment	(6,934)	(2,001)
Disposal of property, plant and equipment (Note 1)	1	42
Purchase of intangible assets (Note 10)	(8,100)	(1,771)
Finance income (Note 5)	1	2
Finance expense (Note 6)	(261)
Net cash from investing activities	(15,293)	(3,728)
Financing activities:
Issue of ordinary share capital (net of issue costs) (Note 15)		136
Loan facility drawn down	6,000
Net cash provided by financing activities	6,000	136
Net increase/(decrease) in cash and cash equivalents (Note)	457	(1,673)
Cash and cash equivalents, beginning of the year	2,464	4,172
Exchange losses on cash and cash equivalents	(160)	(35)
Cash and cash equivalents, end of the year (Note 18)	$ 2,761	$ 2,464

Statement of Changes in Equity - Forum Energy Plc (Forum Energy PLC, USD $)	Share Capital USD ($)	Share Premium $000 USD ($)	Share Option Reserve $000 USD ($)	Deficit USD ($)	Total USD ($)	Noncontrolling Interest USD ($)
Beginning balance, amount at Dec. 31, 2009	$ 5,941	$ 50,869	$ 493	$ (14,326)	$ 42,977	$ 1,454
ComprehensiveIncomeNetOfTax				(438)	(438)	(120)
Transfer to retained deficit			(55)	55
Issue of shares, net issuance costs	41	95			136
Ending balance, amount at Dec. 31, 2010	5,982	50,964	438	(14,709)	42,675	1,334
Beginning balance, amount at Dec. 31, 2010
ComprehensiveIncomeNetOfTax				3,457	3,457	(37)
Ending balance, amount at Dec. 31, 2011	$ 5,982	$ 50,964	$ 438	$ (11,252)	$ 46,132	$ 1,297

Corporate Information FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Corporate Information

Note 1 Corporate Information

FEC Resources Inc. (“FEC” or the “Company”) was incorporated under the laws of Alberta, Canada and is engaged primarily in the business of exploration and development of oil and gas and other mineral related opportunities, either directly or indirectly through companies in which the Company invests. The Company is not currently directly involved in any oil and gas or mineral related exploration activities. The exploration and development of oil and gas reserves and the pursuit of other energy and mineral reserves involves significant financial risks. The success of the Company is dependent upon the success of its investments and their ability to discover economically recoverable reserves and to bring such reserves into profitable production, and is subject to a number of risks, including environmental risks, contractual risks, legal risks and political risks, fluctuations in the price of oil and gas and other factors beyond the Company’s control. The Company is listed in the United Sttaes on the Over-The-Counter Bulletin Board (“OTCBB”), having the symbol FECOF.

The principal address of the Company is 203, 200 Barclay Parade S.W. Calgary, Alberta T2P 4R5. The Company’s parent company is Philex Mining Corporation.

Basis of Preparation FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Basis of Preparation

 Note 2            Basis of Preparation

a)   Statement of Compliance

These financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). This is the first time that the Company has prepared its financial statements in accordance with IFRS, having previously prepared its financial statements in accordance with pre-changeover Canadian Generally Accepted Accounting Principles (pre-changeover Canadian GAAP).

An explanation of how the transition to IFRS has affected the reported financial position, financial performance and cash flows of the Company is provided in Note 18.

The financial statements were authorized for issue by the Board of Directors on April 25, 2012.

b)   Basis of Measurement

The financial statements have been prepared on a historical cost basis and are presented in United States dollars, which is also the Company’s functional currency.

The preparation of financial statements in compliance with IFRS requires management to make certain critical accounting estimates.   It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment of complexity, or areas where assumption and estimates are significant to the financial statements are disclosed in Note 5.

c)   Going Concern of Operations

The Company has not generated revenue from operations. The Company earned net income of $435,290 during the twelve months-ended December 31, 2011 including its equity share of investment in Forum Energy Plc of $885,912 and, as of that date the Company’s deficit was $13,825,146. The Company has sufficient cash resources to meet its obligations for at least twelve months from the end of the reporting period. Since the companies in which FEC holds an interest in are in the  exploration  stage,  the  recoverability  of  the  costs  incurred  to  date  on exploration properties by those companies is dependent upon the existence of economically recoverable reserves, the ability of those companies to obtain the necessary financing to complete the exploration and development of its properties and upon future profitable production or proceeds from the disposition of the properties and deferred exploration expenditures. The Company will periodically have to raise funds to continue operations and, although it has been successful in doing so in the past, there is no assurance it will be able to do so in the future.

Summary of Significant Accounting Policies FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Summary of Significant Accounting Policies

Note 3            Summary of Significant Accounting Policies

The accounting policies set out below have been applied consistently to all years presented in these financial statements and in preparing the opening IFRS Statement of Financial Position at January 1, 2010 for the purposes of transition to IFRS, unless otherwise indicated.

a)   Investment in associates

Investments in companies over which the Company has the power to exercise significant influence (but not control) are accounted for using the equity method. The equity method is a basis of accounting whereby the investment is initially recorded at cost and the carrying value is adjusted thereafter to include the Company’s pro-rata share of post-acquisition income or loss. The amount of the adjustment is included in the determination of net income (loss) by the Company and the investment account of the Company is also increased or decreased to reflect the Company’s share of capital transactions and changes in accounting policies and corrections of errors. Profit distributions received or receivable from the investments will reduce the carrying value of the investment. Any premium paid for an associate above the fair value of the Company's share of the identifiable assets, liabilities and contingent liabilities acquired is capitalised and included in the carrying amount of the associate.

Impairment

Investments accounted for on the equity basis are assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset, with the result that they have a loss in value that is other than a temporary decline.

An impairment loss is calculated as the difference between the investment’s carrying  amount  and  the  present  value  of  the  estimated  future  cash  flows expected to be generated by the investment. All impairment losses are recognized in profit or loss. In the event the recoverable amount subsequently increases to a value greater than the carrying amount, an impairment gain is recognized up to the original pre-impaired value.

During the year ended December 31, 2011 the Company did not recognize any write-down or impairment reversal of its investments (2010 – $ 2,301,820 impairment).

  b)   Property, plant and equipment

Recognition and Measurement

On initial recognition, property, plant, and equipment are valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company. This includes the appropriate borrowing costs and the estimated present value of any future unavoidable costs of  dismantling  and  removing  items.    The corresponding  liability is recognized within provisions.

Property plant and equipment is subsequently measured at cost less accumulated depreciation less any impairment losses.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and Losses

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount, and are recognized net within other income in profit or loss.

Property, plant and equipment is carried at cost less accumulated amortization. The Company depreciates its computer equipment at the rate of 30% per annum utilizing the declining balance method.

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

Impairment

The carrying amounts of the Company’s non-financial assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

      c)   Foreign Currency Translation

The functional currency of the Company is the United States dollar. The Company and its investments accounted for by the equity method operate in Canada, the United Kingdom and the Philippines.

For the Company and any of its investee companies with a United States dollar functional currency, at the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into United States dollars by the use of the exchange rate in effect at that date. At the year-end date, unsettled monetary assets and liabilities are translated into United States dollars by  using  the  exchange  rate  in  effect  at  the  year-end  date  and  the  related translation differences are recognized in net income.

Exchange gains and losses arising on the retranslation of monetary available-for- sale financial assets are treated as a separate component of the change in fair value and recognized in net income. Exchange gains and losses on non-monetary available-for-sale financial assets form part of the overall gain or loss recognized in respect of that financial instrument.

Non-monetary assets and liabilities that are measured at historical cost are translated into United States dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a revalued amount are translated into United States dollars by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

For the Company’s investee companies with a functional currency other than Unites States Dollars, any cumulative translation adjustments would be included in Accumulated other comprehensive income (‘‘AOCI’’) if material and would represent unrealized translation gains and losses on the Company’s net investment in equity-accounted investees that are translated using the current rate method. The exchange gains and losses would become realized in earnings upon the disposition, liquidation or dilution of the investment that gave rise to such amounts.

          d)   Share-based Payments

Where equity-settled share options are awarded to employees, the fair value of the options at the date of grant is charged to the statement of comprehensive loss/income over the vesting period. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification is also charged to the statement of comprehensive loss/income over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive loss/income, unless they are related to the issuance of shares. Amounts related to share issue costs are recorded as a reduction of share capital.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are reflected in contributed surplus, until exercised. Upon exercise, shares are issued from treasury and the amount reflected in contributed surplus is credited to share capital, adjusted for any consideration paid.

  d)   Share-based Payments (continued)

Where a grant of options is cancelled or settled during the vesting period, excluding forfeitures when vesting conditions are not satisfied, the Company immediately accounts for the cancellation as an acceleration of vesting and recognizes the amount that otherwise would have been recognized for services received over the remainder of the vesting period. Any payment made to the employee on the cancellation is accounted for as the repurchase of an equity interest except to the extent the payment exceeds the fair value of the equity instrument granted, measured at the repurchase date. Any such excess is recognized as an expense.

      e)   Income Taxes

Income tax expense comprises of current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax basis, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition  of  deferred  tax  assets  for  unused  tax  losses,  tax  credits  and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting year the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

  f)      Earnings / Loss Per Share

Basic earnings/loss per share is computed by dividing the net income or loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant year.

Diluted earnings/loss per common share is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

There were no dilutive instruments (consisting of shares issuable on the exercise of options and warrants) outstanding on December 31, 2011 or December 31, 2010. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

                          g)   Financial Instruments

Financial Assets

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount is reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

The Company’s financial instruments consist of cash, trade and other receivables, trade and accrued payables and due to parent company.

The Company has designated cash and trade receivables as loans and receivables, which are measured at amortized cost. Trade and accrued payables and due to parent company are designated as other liabilities which are measured at amortized cost. Trade and other payables represent liabilities for goods and services provided to the Company prior to the end of the period which are unpaid.

Impairment on Financial Assets

At each reporting date the Company assesses whether there is any objective evidence  that  a  financial  asset  or  a  group  of  financial  assets  is  impaired.  A financial asset or group of financial assets is deemed to be impaired, if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset and that event has an impact on the estimated future cash flows of the financial asset or the group of financial assets.

With the exception of equity instruments classified as available for sale, if, in a subsequent  period,  the  amount  of  the  impairment  loss  decreases  and  the decrease relates to an event occurring after the impairment was recognized; the previously recognized impairment loss is reversed through profit or loss. On the date of impairment reversal, the carrying amount of the financial asset cannot exceed its amortized cost had impairment not been recognized.

      h)   Provisions

Provisions are recognized for liabilities of uncertain timing or amounts that have arisen as a result of past transactions, including legal or constructive obligations. The provision is measured at the best estimate of the expenditure required to settle the obligation at the reporting date.

       i)      Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, demand deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. For cash flow statement presentation purposes, cash and cash equivalents includes bank overdrafts.

       j)      Share capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares and share warrants are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

       k)   Finance income and expenses:

Finance  expense  comprises  interest  expense  on  borrowings, accretion  of the discount on provisions and impairment losses recognized on financial assets.

Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Foreign currency gains and losses, reported under finance income and expenses, are reported on a net basis.

Standards, Amendments and Interpretations not yet effective FEC (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Standards, Amendments and Interpretations not yet effective

Note 4            Standards, Amendments and Interpretations Not Yet Effective

Certain pronouncements were issued by the IASB or the IFRS Interpretations Committee that are mandatory for accounting years beginning after January 1, 2011 or later years. None of these is expected to have a significant effect on the consolidated financial statements, except for the following:

The  Company  has  early  adopted  the  amendments  to  IFRS  1  which  replaces references to a fixed date of ‘1 January 2004’ with ‘the date of transition to IFRSs’. This eliminates the need for the Company to restate derecognition transactions that occurred before the date of transition to IFRSs. The amendment is effective for year- ends beginning on or after July 1, 2011; however, the Company has early adopted the amendment. The impact of the amendment and early adoption is that the Company only applies International Accounting Standard (“IAS”) 39 derecognition requirements to transactions that occurred after the date of transition.

The following new standards, amendments and interpretations, which have not been early adopted in these financial statements, will or may have an effect on the Company’s future results and financial position:

IAS 12 Income Taxes (“IAS 12”)

IAS 12 was amended in December 2010 to remove subjectivity in determining on which basis an entity measures the deferred tax relating to an asset. The amendment introduces a presumption that an entity will assess whether the carrying value of an asset will be recovered through the sale of the asset. The amendment to IAS 12 is effective for reporting periods beginning on or after January 1, 2012. The company is currently  evaluating  the  impact  of  this  amendment  to  IAS  12  on  its  financial statements.

IAS 27 Separate Financial Statements (“IAS 27”)

IAS   27   replaced   the   existing   IAS   27   “Consolidated   and  Separate   Financial Statements”. IAS 27 contains accounting and disclosure requirements for investments in  subsidiaries,  joint  ventures  and  associates  when  an  entity  prepares  separate financial statements. IAS 27 requires an entity preparing separate financial statements to account for those investments at cost or in accordance with IFRS 9 Financial Instruments. IAS 27 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IAS 28 Investments in Associates and Joint Ventures (“IAS 28”)

IAS 28 was amended in 2011 and now includes the required accounting for joint ventures  as  well  as  the  definition  and  required  accounting  for  investments  in associates. The standard sets out the requirements for the application of the equity method when accounting for investments in associates and joint ventures. Proportional consolidation is no longer an option for joint ventures. IAS 28 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company  is  currently  evaluating  the  impact  of  this  amendment  to  IAS  28  on  its financial statements.

IFRS 9 Financial Instruments (“IFRS 9”)

IFRS 9 was issued in November 2009 and is the first step to replace current IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39. IFRS 9 is effective for annual periods beginning on or after January 1, 2015. The company is currently evaluating the impact of IFRS 9 on its financial statements.

IFRS 10 Consolidated Financial Statements (“IFRS 10”)

IFRS 10 establishes principles for the presentation and preparation of consolidated financial statements when an entity controls one or more other entities. IFRS 10 supersedes IAS 27 “Consolidated and Separate Financial Statements” and Standing Interpretations Committee (“SIC”)12 “Consolidation—Special Purpose Entities” and is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 11 Joint Arrangements (“IFRS 11”)

IFRS 11 establishes principles for financial reporting by parties to a joint arrangement. IFRS 11 supersedes current IAS 31 “Interests in Joint Ventures and SIC 13 Jointly Controlled Entities-Non-Monetary Contributions by Venturers” and is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 12 Disclosure of Interests in Other Entities (“IFRS 12”)

IFRS 12 applies to entities that have an interest in a subsidiary, a joint arrangement, an associate or an unconsolidated structured entity. IFRS 12 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 13 Fair Value Measurements (“IFRS 13”)

IFRS 13 defines fair value, sets out in a single IFRS framework for measuring fair value and requires disclosures about fair value measurements. IFRS 13 applies to IFRSs that require or permit fair value measurements or disclosures about fair value measurements (and measurements, such as fair value less costs to sell, based on fair value or disclosures about those measurements), except in specified circumstances. IFRS 13 is to be applied for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Company.

Critical Accounting Estimates and Judgments FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Critical Accounting Estimates and Judgments

Note 5 Critical Accounting Estimates and Judgments

The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the financial statements within the next financial year are discussed below:

i) Income Taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

ii) Lascogon Contingent Consideration

There were 30,000,000 common shares of the Company issued into escrow which are to be awarded to the vendor of the investment in Lascogon upon the declaration of commerciality as full and final consideration for the investment; these shares are considered contingent consideration. These shares are to be released from escrow if the project was declared commercial were deemed to have zero value when they were issued and accordingly no liability has been recognized.

iii) Functional Currency

The Company evaluated its functional currency and determined that the United States Dollar was the functional currency of the Company. All accounts and transactions were converted into US dollars from the transition date. The Company determined that the effective date of the change in functional currency under IFRS was March 11, 2003.

Share capital and investments were converted from January 1, 2003.

iv) Impairment

The Company has determined that its investment in Lascogon is not impaired as at January 1, 2010. However, the Company’s previously recorded impairment of its investment in Lascogon at December 31, 2010 in accordance with pre- changeover Canadian GAAP is still appropriate under IFRS IAS 36.

Cash and Cash Equivalents FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Cash and Cash Equivalents	Note 6 Cash and Cash Equivalents Cash at banks and on hand earns interest at floating rates based on daily bank deposit rates.

Property, Plant and Equipment FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Property, Plant and Equipment

Note 7            Property, Plant and Equipment

Computer Equipment	December 31	December 31	January 1
	2011	2010	2010

Cost
Opening Cost	$13,751	13,751	13,751
Additions	1,792	-	-
Ending Cost	15,543	13,751	13,751

Accumulated Depreciation
Opening Accumulated Depreciation	$(10,377)	(8,888)	(8,888)
Change for the year	(1,617)	(1,489)	-
Ending Accumulated Depreciation	(11,994)	(10,377)	(8,888)

Carrying Value	$3,549	3,374	4,863

Investment in Associates FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Investment in Associates

   Note 8                     Investment in associates

   The Company has the following investments accounted for using the equity method:

	December 31,	December 31,
	2011	2010

Forum Energy plc (“FEP”)	$4,720,167	$3,834,255
Lascogon Mining Corporation	-	-

	$4,720,167	$3,834,255

    As at January 1, 2010, the Company’s interest in FEP was 25.84% and on December 31, 2011 and December 31, 2010 it was 25.63%.

    At December 31, 2011, the Company held 8,550,200 shares of FEP with a fair value of $7,002,736 (December 31, 2010: $7,373,140).

    FEP  is  related  to  the  Company  by  virtue  of  three  common  directors  and  a common parent.

At December 31, 2011 FEP disclosed a contingent liability as the company remains  in  an  arbitration  process  with  Basic  Energy  Corporation  ("BEC")  in relation to certain assets acquired from BEC. Out of the $12 million of potential additional consideration, the FEP directors have assessed that $10 million would be payable; of this amount, $6.7 million has been paid up December 31, 2011, and the balance of $3.3 million is accrued within FEP’s current liabilities (December 31, 2010: $1.2 million). The FEP directors consider that a potential additional liability of $2 million is dependent upon net future field production levels from the acquired assets and will not become payable due to the current and forecast levels of production of these assets. FEC’s share of this contingent liability would amount to $512,000.

i)       Investment in FEP (continued)

           Summarized Financial Information for FEP is as follows:

	December 31	December 31
	2011	2010

Assets	$61,322,000	$50,355,000
Liabilities	$13,893,000	$6,346,000
Equity	$47,429,000	$44,009,000
Revenue	$12,734,000	$6,068,000
Net income (loss) for the year ended December 31	$3,420,000	$(558,000)

ii)	Investment in Lascogon Mining Corporation (“Lascogon”)

The investment in Lascogon is summarized as follows:

Balance at January 1, 2010	$2,290,038
Equity income in investment in Lascogon	11,782
Impairment of investment in Lascogon	(2,301,820)
Balance at December 31, 2011 and December 31, 2010	$-

30,000,000 common shares of the Company that were issued into escrow, to be awarded to the vendor of the investment in Lascogon upon the declaration of commerciality as full and final consideration for the assignment of its rights to the Company, are considered contingent consideration which has been assessed as having $Nil value  and will be recorded as additional cost of the investment at fair value once it is likely that they will be issued.

As at December 31, 2011, in order for the Company to maintain its 40% interest without dilution, the Company would be required to pay cash calls totaling approximately $1,007,334.  The Company currently has no plans to make these payments and is not required to.  In December 2010, the Company wrote down its investment in Lascogon. Such a write-down was determined as a result of Lascogon determining that further development would not provide an acceptable return on investment. As at December 31, 2011 Lascogon had an immaterial amount of total assets and an immaterial loss for the year. The only significant balance that it holds is a due to parent liability.

The Company is related to Lascogon by virtue of a common ultimate parent and three common directors.

iii)       Investment in Metalore Mining Corporation (“Metalore”)

The Company still holds 35% of Metalore Mining Corporation however the project has been abandoned and the company has no operations and accordingly the investment cost has been fully impaired.

Due to Parent Company FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Due to Parent Company

 Note 9            Due to Parent Company

During the year ended December 31, 2009, the Company was advanced $273,000 by Philex Mining Corporation, the parent company of the group including the Company. The loan is unsecured, and was due on December 31, 2010 and bears interest at LIBOR plus 3 % per annum.  The interest rates on the loan as at December 31, 2011 and December 31, 2010 were 3.76% and 4.08% respectively.

To date no amount of the loan has been repaid and the balance, including accrued interest as of December 31, 2011 is $301,790 (December 31, 2010: $291,323). There have  been  no  discussions  on  the  repayment  of  the  outstanding  amount  and  no demand has been made by the parent company for repayment.

Share Capital FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Share Capital

Note 10          Share Capital

a)	Authorized:

The Company is authorized to issue an unlimited number of common shares without par value; and

The Company is authorized to issue an unlimited number of Class A and Class B preferred convertible redeemable voting shares without par value.

Issued:

Common Shares	Number	Amount

Balance, January 1, 2010	434,143,765	$14,232,397
Shares issued via private placement in 2010	5,000,000	2,500,000
Balance December 31, 2011 and December 31, 2010	439,143,765	$16,732,397

          On January 7, 2010 Philex Mining Corporation subscribed for 5,000,000 shares at US$0.50 per share. The shares were issued on April 26, 2010.

          No preferred shares have been issued since the Company’s inception.

          b) Contributed Surplus:

Balance, January 1, 2010	$2,832,666
Unexercised warrants transferred to contributed surplus in 2010	225,397
Balance, December 31, 2011 and December 31, 2010	$3,058,063

          c)    Warrants:

	Number	Amount

Balance, January 1, 2010	3,533,333	$225,397
Expired and allocated to contributed surplus	(3,533,333)	(225,397)
Balance, December 31, 2011 and December 31, 2010	-	$-

The warrants were exercisable until January 31, 2010 and allowed the holder to purchase one common share of the Company for every warrant held at US$0.0723 per share. The warrants expired unexercised on January 31, 2010 and the value of the unexercised warrants was transferred to contributed surplus.

                                          d) Nature and Purpose of Equity and Reserves

The reserves recorded in equity on the Company’s balance sheet include Contributed Surplus and Deficit.

Contributed Surplus is used to recognize the value of stock option grants prior to exercise.

Warrants is used to recognize the value of warrant grants prior to exercise.

Deficit is used to record the Company’s change in deficit from earnings and losses from period to period.

      e) Share based payments:

The Company has established a stock option plan whereby options may be granted to its directors, officers, consultants, and employees. The exercise price of each option equals the market price of the Company’s stock on the date of the grant and an option’s maximum term is five years. The options vest immediately.

	Number of Options	Weighted Average Exercise Price/Share

Outstanding and exercisable January 1 ,2010	17,520,000	$0.07
Expired	(17,520,000)	0.07
Outstanding and exercisable December 31, 2011 and December 31, 2010	-	$-

There were no stock options outstanding on December 31, 2011 and December 31, 2010 and none were issued between January 1, 2010 and December 31, 2011.

Related Party Transactions and Balances FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Related Party Transactions and Balances

 Note 11          Related Party Transactions and Balances

During the year ended December 31, 2011 general and administrative expenses included key management personnel compensation totaling $218,645 (2010: $242,000) (Note 12).

During the year ended December 31, 2011 the Company incurred an interest charge of $10,467 (2010: $10,975) on a loan from the parent of the Company (Note 9).

Included in accounts payable and accrued liabilities at December 31, 2011 is $332 (December 31, 2010; $16,542) owed to directors, officers and companies controlled by them for unpaid consulting fees and or expenses.

In addition, at December 31, 2011, the Company owed Lascogon Mining Corporation $18,895 for audit fees paid on behalf of the Company for preparation of an annual report to be filed in the United States.

Related party transactions are measured at fair value.

Nature of Expenses FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Nature of Expenses

Note 12         Nature of Expenses

General and administrative expenses include	December 31,	December 31,
	2011	2010
Professional fees	$128,786	$169,849
Bank charges	3,799	4,027
Listing and filing fees	20,983	19,904
Office and miscellaneous	59,470	64,045
Consulting (Note 11)	218,645	242,000
Engineering and geological expenses	5,863	11,926
Amortization	1,617	1,489
Foreign exchange	1,983	3,323
	$441,146	$516,563

Income Taxes FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Income Taxes

Note 13         Income Taxes

	December 31,	December 31,
	2011	2010
Income (loss) before income taxes	$435,290	$(2,925,257)

Tax expense (recovery) based on statutory rate of 26.5% (2010:28.5%)	115,000	(819,000)
Change in tax rates on deferred tax	(7,000)	103,000

Impact of foreign exchange as a result of a change in functional currency	20,000	-
Foreign currency adjustment on nonmonetary items	54,000	(118,000)
Non-deductible expenses	1,000	-
Non-taxable portion of capital loss (gain)	(111,000)	300,000
Changes in unrecognized deferred tax assets	(72,000)	549,000
Total income tax expense (recovery)	$-	$-

Changes to the federal and provincial tax rates were announced in 2011 which resulted in an adjustment to the opening carrying value of temporary differences.

The nature and tax effect of the temporary differences giving rise to the deferred tax assets and liabilities at December 31, 2011 and 2010 are summarized as follows:

	December 31, 2011	December 31, 2010

Non-capital losses	$1,680,000	$1,588,000
Investments	1,570,000	1,734,000
Unrecognized deferred tax assets	(3,250,000)	(3,322,000)
	$-	$-

As at December 31, 2011, the Company had estimated non-capital losses for Canadian tax purposes of $6,722,000 which may be carried forward to offset future years’ taxable income. These losses will expire as follows:

Year of Expiry	Taxable Losses
2014	$1,231,000
2015	1,670,000
2026	1,630,000
2027	38,000
2028	591,000
2029	489,000
2030	622,000
2031	451,000
6,722,000

The potential benefit of these carry-forward non-capital losses has not been recognized in these financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

Financial Instruments and Risk Management FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Financial Instruments and Risk Management

Note 14          Financial Instruments and Risk Management

The Company is exposed through its operations to the following financial risks:

- Market Risk

- Credit Risk

- Liquidity Risk

In common with all other businesses, the company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous years unless otherwise stated in the note.

General Objectives, Policies and Procedures

The Board of Directors has overall responsibility for the determination of the Company’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Company’s finance function. The Board of Directors receive quarterly reports from the Company’s Chief Financial Officer through which it reviews the effectiveness of the processes put in place and the appropriateness of the objectives and policies it sets.

The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market Risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices are comprised of: foreign currency risk, interest rate risk and commodity price risk.

Foreign currency exchange risk

The Company is exposed to foreign currency fluctuations for general and administrative transactions denominated in Canadian Dollars. The majority of the Company’s cash is kept in U.S. dollars. As at December 31, 2011, the Company held an insignificant amount of cash denominated in Canadian dollars that would e subject to exchange rate fluctuations between Canadian dollars and U.S. dollars. As at December 31, 2011, the Company held an insignificant amount of financial liabilities denominated in Canadian dollars that would be subject to exchange rate fluctuations between Canadian dollars and U.S. dollars.

Interest Rate Risk

Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash and cash equivalents. The Company did not have any borrowings outstanding as at December 31, 2011 except the loan from its parent company. The loan from the parent company has terms that include interest at LIBOR plus 3% thus exposing the Company to a potential cash flow interest rate risk due to this borrowing having a variable interest rate. Every one percent change in interest rates results in an increase or decrease in the interest payable of $2,730 per year.

Commodity Price Risk:

Equity risk is the uncertainty associated with the valuation of assets arising from changes in equity markets. The Company is exposed to this risk through its equity holdings. The investment in FEP is monitored by Management with decisions on sale taken at Board level. The Company is exposed to Commodity Price Risk as FEP is actively involved in exploration for oil and gas. A significant increase or decrease in commodity prices will likely have a resultant effect on the Company’s share price.

b)	Credit risk

The Company maintains cash deposits in one chartered Canadian bank which, from time to time, exceed the amount of depositors insurance available in each respective account. Management assesses the financial condition of this bank and believes that the possibility of any credit loss is minimal.

c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they fall due. The Company manages liquidity by maintaining cash balances available to meet its anticipated operational needs. Liquidity requirements are managed based on expected cash flow to ensure that there is adequate capital to meet short-term and long-term obligations. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis and its growth plans. At December 31, 2011 the Company’s accounts payable and accrued liabilities were $89,241, all of which fall due for payment within twelve months of the balance sheet date. In addition, the Company’s short term loans were $301,790 which is due on demand. The Company has minimal long-term commitments.

The carrying values of accounts payable, due to parent company and accrued liabilities approximate their fair values due to the relatively short periods to maturity of the instruments.

Capital Management FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Capital Management

 Note 15         Capital Management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide an adequate return to shareholders, to meet external capital requirements on credit facilities and to support any growth plans.

The capital of the Company consists of the items included in shareholders’ equity and cash net of debt obligations. The Company monitors capital based on the debt to debtplus-equity ratio. Debt is total debt shown on the balance sheet, less cash. Debt-plusequity is calculated as debt shown on the balance sheet, plus total shareholders’ equity which includes share capital, warrants, contributed surplus and deficit. Currently the Company has no debt except for a short-term loan due to its parent company. The Company’s Board of Directors approves management’s annual capital expenditures plans and reviews and approves any material debt borrowing plans proposed by the Company’s management.

Earnings Loss per Share FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Earnings Loss per Share

Note 16         Earnings (Loss) Per Share

Weighted Average Number of Common Shares

	December 31, 2011	December 31, 2010
Issued at January 1	439,143,765	434,143,765
Effect of shares issued on April 26, 2010	-	1,670,000
Weighted average number of common shares (basic and diluted)	439,143,765	437,554,724

Segmental Reporting FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Segmental Reporting

Note 17         Segmental Reporting

The Company has one reportable operating segment which is primarily the business of exploration and development of oil and gas and other mineral related opportunities, through companies in which the Company invests.

	Number	Amount

Balance, January 1, 2010	3,533,333	$225,397
Expired and allocated to contributed surplus	(3,533,333)	(225,397)
Balance, December 31, 2011 and December 31, 2010	-	$-

First time adoption of IFRS FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
First time adoption of IFRS

 Note 18         First Time Adoption of International Financial Reporting Standards

The Company’s financial statements for the year-ending December 31, 2011 are the first annual financial statements prepared in accordance with IFRS. IFRS 1, First Time Adoption of International Financial Reporting Standards (“IFRS 1”), requires that comparative financial information be provided. As a result, the first date at which the Company has applied IFRS was January 1, 2010 (the “Transition Date”). IFRS 1 requires first-time adopters to retrospectively apply all effective IFRS standards as of the reporting date, which for the Company is December 31, 2011. Therefore, the financial statements for the year-ended December 31, 2011, the comparative information presented in these financial statements for the year-ended December 31, 2010 and the opening IFRS statement of financial position at January 1, 2010 are prepared in accordance with IFRS standards effective at the reporting date. However, IFRS 1 also provides for certain optional exemptions and certain mandatory exceptions for first time IFRS adopters. Prior to transition to IFRS, the Company prepared its financial statements in accordance with pre-changeover Canadian Generally Accepted Accounting Principles (“pre-changeover Canadian GAAP”).

In preparing the Company’s opening IFRS financial statements, the Company has adjusted amounts reported previously in the financial statements prepared in accordance with pre-changeover Canadian GAAP.

An explanation of how the transition from pre-changeover Canadian GAAP to IFRS has affected the Company’s financial position, financial performance and cash flows is set out in the following notes and tables:

Optional Exemptions

The IFRS 1 applicable exemptions and exceptions applied in the conversion from prechangeover Canadian GAAP to IFRS are as follows:

Business Combinations / Investments in associates

IFRS 1 allows the first-time adopter to restate only those business combinations occurring on or after the date of transition to IFRS to comply with IFRS 3. This same exemption is also available in respect of investments in associates under IAS 28. For investments in associates that occurred prior to the date of transition to IFRS, IFRS 1 allows the first-time adopter to elect not to restate those prior investments in associates to comply with IAS 28. The Company has elected not to restate any prior business combinations or investments in associates under this exemption.

Share-based Payment Transactions

The Company has elected not to retrospectively apply IFRS 2 “Share Based Payment” to equity instruments that were granted and had vested before the Transition Date. As a result of applying this exemption, the Company will apply the provisions of IFRS 2 only to all outstanding equity instruments that are unvested as at the Transition Date to IFRS.

Compound Financial Instruments

The Company has elected not to retrospectively separate the liability and equity components of compound instruments for which the liability component is no longer outstanding at the date of transition to IFRS.

    Foreign Currency

In accordance with IFRS 1, the company has elected to deem all foreign currency translation differences that arose prior to the transition date in respect of foreign operations and the company’s share of associate’s translation differences to be nil and reclassified amounts recorded in other comprehensive loss as determined in accordance with pre-changeover Canadian GAAP to retained earnings.

Derecognition of Financial Assets and Liabilities

The Company has applied the derecognition requirements in IAS 39 Financial Instruments: Recognition and Measurement prospectively from the Transition Date. As a result any non-derivative financial assets or non-derivative financial liabilities derecognized prior to the Transition Date in accordance with pre-changeover Canadian GAAP have not been reviewed for compliance with IAS 39.

Estimates

The estimates previously made by the Company under pre-changeover Canadian GAAP were not revised for the application of IFRS except where necessary to reflect any difference in accounting policy or where there was objective evidence that those estimates were in error. As a result the Company has not used hindsight to revise estimates.

Reconciliations of pre-changeover Canadian GAAP Equity and Comprehensive Income to IFRS

IFRS 1 requires an entity to reconcile equity, comprehensive income and cash flows for prior periods. The changes made to the statements of financial position and statements of comprehensive income as shown below have resulted in reclassifications of various amounts on the statements of cash flows; however, as there have been no material adjustments to the net cash flows, no reconciliation of the statement of cash flows has been prepared.

Reconciliation of Statement of Financial Position as at January 1, 2010 – Transition Date

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS		IFRS USD$
ASSETS

Current
Cash	a	$39,072	$37,176	$		$37,176
Receivable	a	975	928			928
Prepaid expenses	a	19,658	18,704			18,704
		59,705	56,808			56,808

Equipment	a	5,111	4,683			4,683
Investment in Associated	a,b,c,d	3,667,286	4,619,377		1,614,712	6,234,089
		$3,732,102	$4,681,048		$1,614,712	$6,295,760

LIABILITIES

Current
Trade and accrued payables	a	$63,198	$60,131	$		$60,131
Due to parent company	a	294,646	280,348			280,348
		357,844	340,479			340,479

SHAREHOLDERS’ EQUITY
Share capital	a	17,339,665	14,232,397			14,232,397
Warrants	a	267,501	225,397			225,397
Contributed surplus	a	3,794,939	2,832,666			2,832,666
Accumulated other comprehensive loss	a,c	(1,979,909)	-			-
Deficit	d	(16,047,938)	(12,949,891)		1,614,712	(11,335,179)
		3,374,258	4,340,569		1,614,712	5,955,281
		$3,732,102	$4,681,048		$1,614,712	$6,295,760

  Reconciliation of Statement of Financial Position as at December 31, 2010

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS		IFRS USD$
ASSETS

Current
Cash	a	$2,049,989	$2,061,119	$		$2,061,119
Receivable	a	1,241	1,248			1,248
Prepaid expenses	a	18,766	18,868			18,868
		2,069,996	2,081,235			2,081,235

Equipment	a	3,578	3,374			3,374
Investment in Associated	a,b,c,d	514,754	2,219,543		1,614,712	3,834,255
		$2,588,328	$4,304,152		$1,614,712	$5,918,864

LIABILITIES

Current
Trade and accrued payables	a	$96,990	$97,517	$		$97,517
Due to parent company	a	289,750	291,323			291,323
		386,740	388,840			388,840

SHAREHOLDERS’ EQUITY
Share capital	a	19,916,915	16,732,397			16,732,397
Contributed surplus	a	4,062,440	3,058,063			3,058,063
Accumulated other comprehensive loss	a,b,c	(2,481,046)	-			-
Deficit	d	(19,296,721)	(15,875,148)		1,614,712	(14,260,436)
		2,201,588	3,915,312		1,614,712	5,530,024
		$2,588,328	$4,304,152		$1,614,712	$5,918,864

Reconciliation of the Statement of Comprehensive Loss for the Year Ended December 31, 2010

	Note	Canadian GAAP Canadian$	Canadian GAAP US$	Effect of transfer to IFRS	IFRS USD$

General and administrative expenses
Amortization	a	$1,533	$1,489		$1,489
General and administration	a	586,719	515,074		515,074
		(588,252)	(516,563)		(516,563)

Other items:
Equity loss in investments	a,b	(56,031)	(100,843)		(100,843)
Gain (loss) on dilution of investment in FEP	a,b	12,250	2,829		2,829
Interest expense	a	(11,315)	(10,975)		(10,975)
Interest income	a	2,179	2,115		2,115
Write-down of investments	a,b	(2,607,614)	(2,301,820)		(2,301,820)

Net loss and comprehensive loss for the year		$(3,248,783)	$(2,925,257)		$(2,925,257)

Basic and diluted loss per common share		$(0.01)	$(0.01)		$(0.01)

Weighted average number of shares outstanding		437,554,724	437,554,724		437,554,724

a)	Upon conversion to IFRS in accordance with IFRS 1, the Company evaluated its functional currency and determined that the United States Dollar was the functional currency of the Company under IFRS whereas under Previous GAAP it was Canadian Dollars. All accounts and transactions (other than stated below) were converted into US dollars from the transition date. Share capital and investments were converted from January 1, 2003.

b)	As a result of re-evaluation of the functional currency on the transition to IFRS to United States Dollars, investments were translated into United States dollars from inception and equity share of investments and dilution gains and losses were recalculated. In addition the impairment of FEP’s carrying value under Prechangeover Canadian GAAP in the amount of $1,614,712 was reversed under IFRS as permitted by IAS 28 and foreign currency translation adjustments were also set to zero because FEP’s functional currency is the United States dollar.

c) d)

In accordance with IFRS 1, the company has elected to deem all foreign currency translation differences that arose prior to the transition date in respect of foreign operations and the company’s share of associate’s translation differences to be nil and reclassified amounts recorded in other comprehensive loss as determined in accordance with pre-changeover Canadian GAAP to retained earnings. In addition, as a result of the change in functional currency to United States Dollars which is the same as FEP, translation differences on conversion of FEP accounts to Canadian dollars were reversed. Translation differences on Lascogon were immaterial and therefore were excluded from Other Comprehensive Income calculations.

As a further adjustment to the IFRS transition previously presented in the Company’s 2011 interim financial statements, management has adjusted the carrying value of its investment in associate (FEP) at transition for the cumulative effect of its share in the losses attributable to the non-controlling interest in FEP’s consolidated statements, which had been offset against the impairment reversal noted above. This has resulted

Accounting Policies (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Accounting Policies

1	ACCOUNTING POLICIES

Basis of preparation

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated. The Group financial statements have been prepared and approved by the Directors in accordance with International Financial Reporting Standards IFRSs and IFRIC interpretations, issued by the International Accounting Standards Board (IASB).

i) Standards, amendments and interpretations effective in 2011:

The following new standards and amendments to standards are mandatory for the first time for the Group for the financial year beginning 1 January 2011. Except as noted, the implementation of these standards did not have a material effect on the Group:

Standard		Impact on initial application	Effective date

IAS 24 (Revised)	Related party disclosures

The revised standard responds to concerns that the previous disclosure requirements and the definition of a related party were too complex and difficult to apply in practice, especially in environments where government control is pervasive.

The group applied the revised standard from

1 January 2011.

1 January 2011
Improvements to IFRSs (2010)		The improvements in this amendment clarify the requirements of IFRSs and eliminate inconsistencies within and between standards. The group applied the amendments from 1 January 2011.	1 1 January 2011

ii) Standards, amendments and interpretations effective in 2011 but not relevant for the Group:

Standard		Impact on initial application	EEffective date
IAS 32 (Amendment)	Classification of rights issues

The amendment addresses the accounting for rights issues that are denominated in a currency other than the functional currency of the issuers. The amendment requires for rights issues to be accounted for as equity provided the rights are offered pro-rata to all existing owners of the entity.

The amendment is not relevant to the group as it had no rights, options or warrants issues.

1 February 2010
IFRIC 19	Extinguishing financial liability with equity instruments

This interpretation addresses transactions in which an entity issues equity instruments to a creditor in return for the extinguishment of all or part of a financial liability.

The group applied this interpretation from

1 January 2011.

1 July 2010
IFRS 1 (Amendment)	First-time adoption of IFRS

The amendment permits first-time adopters to use the same transitional provisions as are available to existing preparers of IFRS.

This amendment is not relevant to the group as it is existing IFRS preparer.

1 July 2010
IFRIC 14 / IAS 19 (Amendment)	Limit on a defined benefit asset, minimum funding requirements and their interaction

The amendment applies in the limited circumstances when an entity is subject to minimum funding requirements and makes an early payment of contributions to cover those requirements.

The amendment is not relevant to the group as it is not subject to minimum funding requirement.

1 1 January 2011

iii. Standards, amendments and interpretations that are not yet effective and have not been early adopted:

Standard		Impact on initial application	Effective date
IFRS 7 (Amendments)	Disclosures – transfers of financial assets

The amendment requires the disclosure of information in respect of all transferred financial assets that are not derecognised and for any continuing involvement in a transferred asset, existing at the reporting date.

The Group will apply the amendments from

1 January 2012.

1 July 2011
IFRS 1 (Amendments)	Severe Hyperinflation and removal of fixed dates for first-time adopters	Management do not expect this amendment to be relevant to the group.	1 July 2011
IAS 12 (Amendment)	Deferred tax: recovery of underlying assets

The amendment introduces the presumption, when measuring the deferred tax relating to an asset, that the entity will normally recover its carrying amount through sale.

Management do not expect this amendment to be relevant to the Group.

1 January 2012
IAS 1 (Amendment)	Presentation of items of other comprehensive income

The amendment requires companies to group together items within other comprehensive income (OCI) that may be reclassified to the profit or loss section of the income statement.

The group will apply the amendment from 1 January 2013.

1 July 2012
IFRS 10	Consolidated financial statements

The new standard replaces the consolidation requirements in SIC-12 “Consolidation – special purpose entities” and IAS 27 “Consolidated and separate financial statements”.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 11	Joint arrangements

The new standard requires that a party to a joint arrangement recognises its rights and obligations arising from the arrangements rather than focusing on the legal form.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 12	Disclosure of interest in other entities

The standard includes the disclosure requirements for all forms of interest in other entities, including subsidiaries, joint arrangements, associates and unconsolidated structured entities.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 13	Fair value measurement	The standard defines fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements. The group will apply the standard from 1 January 2013.	1 January 2013
IAS 27 (Amendment 2011)	Separate financial statements

The amendment contains accounting and disclosure requirements for investment in subsidiaries, joint ventures and associates when an entity prepares separate financial statements.

The group will apply the amendment from 1 January 2013.

1 January 2013
IAS 28 (Amendment 2011)	Investments in associates and joint ventures	The amendment includes the required accounting for joint ventures as well as the definition and required accounting for associates. Effect not relevant.	1 January 2013
IAS 19 (Amendment 2011)	Employee benefits

The main changes introduced by the amendment revolve around the accounting for defined benefit pension schemes.

Management do not expect this amendment to be relevant to the group as it has no defined benefit pension scheme in place.

1 January 2013
IFRIC 20	Stripping costs in the production phase of a surface mine	This interpretation applies to waste removal (stripping) costs that are incurred in surface mining activity, during the production phase of the mine. Effect not relevant. .	1 January 2013
IFRS 7 (Amendment 2011)	Disclosures – offsetting financial assets and financial liabilities

The amendment introduces disclosures to enable users of financial statements to evaluate the effect or potential effect of netting arrangements on entity’s financial position.

The group will apply the amendment from 1 January 2013.

1 January 2013
IFRS 1 (Amendment 2012)	Government Loans

The Amendments add an exception to the retrospective application of IFRSs to require that first-time adopters apply the requirements in IFRS 9 Financial Instruments (or IAS 39, if IFRS 9 has not yet been adopted) and IAS 20 Accounting for Government Grants and Disclosure of Government Assistance prospectively to government loans existing at the date of transition to IFRSs. Effect not relevant.

1 January 2013
IAS 32 (Amendment 2011)	Offsetting financial assets and financial liabilities	The amendment seeks to clarify rather than change the off-setting requirements previously set out in IAS 32. The group will apply the amendment from 1 January 2014.	1 January 2014
IFRS 9	Financial instruments

The standard will eventually replace IAS 39 in its entirety. However, the process has been divided into three main components: classification and measurement, impairment and hedge accounting.

The Group will apply the standard from

1 January 2013.

1 January 2015

The Group is evaluating the impact of the above pronouncements but they are not expected to have a material impact on the Group’s earnings or shareholders’ funds.

Going concern

On 15 February 2010, the Company was awarded the Service Contract over the SC72 licence area. The first sub phase Work Programme was completed in March 2011. The second sub phase Work Programme requires a minimum spend commitment of US$6 million by 30 June 2013.

There is also $3.3 million of additional consideration payable to Basic Petroleum the Galoc oil field, after paying US$6.7 million.

The Group will be able to meet the requirements of these commitments through the remaining US$4 million facility agreement entered into between the Group and Philex Mining Corporation, the 30% farm-out to Monte Oro Resources and from revenues generated from the Galoc oil field.

On this basis and after making enquiries, the Directors have a reasonable expectation that the Company and the Group as a whole have adequate resources to continue in operational existence for a period of not less than twelve months from the date of signing of these financial statements. For this reason, they continue to adopt the going concern basis in preparing the financial statements.

Basis of consolidation

The consolidated financial statements present the results of the Company and its subsidiaries (the Group) as if they formed a single entity. Inter-company transactions and balances between Group companies are therefore eliminated in full.

Business combinations

The consolidated financial statements incorporate the results of business combinations using the acquisition method of accounting. In the consolidated statement of financial position, the acquiree’s identifiable assets, liabilities and contingent liabilities are initially recognised at their fair values at the acquisition date. The results of acquired operations are included in the consolidated statement of comprehensive income from the date on which control is obtained.

Joint ventures and other interests

The Group enters into arrangements with third parties for the joint exploration and development activities under contractual arrangement. It classifies these arrangements as jointly controlled operations for the purposes of IAS 31. The Group also enters into arrangements with third parties for development and production activities under contractual agreement where the Group has an interest in the assets. Accordingly, the Group only accounts for its share of assets, liabilities, revenues and expenses, classified in the appropriate Statement of Financial Position and Statement of Comprehensive Income headings.

The Group’s interest in the Galoc, Nido and Matinloc fields are accounted for by the Group using proportionate consolidation which brings into account the Group’s share of assets, liabilities, revenue and operating costs related to their fields.

Foreign currency

The functional and presentation currency of all the Group companies is the US$. Transactions entered into by Group entities in a currency other than the currency of the primary economic environment in which it operates (the ‘functional currency’) are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the statement of financial position date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are similarly recognised immediately in the statement of comprehensive income.

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes party to the contractual provisions of the instrument. Financial assets are de-recognised when the contractual right to the cash flow expires or when substantially all the risk and rewards of ownership are transferred. Financial liabilities are de-recognised when the obligations specified in the contract are either discharged or cancelled.

Revenue

Revenue is derived from sales of oil to third party customers. Sales of oil are recognised at the time of delivery of the product to the purchaser. Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and other sales tax or duty.

Financial assets

The Group classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Group’s accounting policy for each category is as follows:

Trade and other receivables and other financial assets – These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers, but also incorporate other types of contractual monetary asset such as advances made to affiliated entities. They are initially recognised at fair value plus transaction costs and subsequently carried at amortised cost, using the effective interest method, less any provision for impairment. If the need for impairment of a receivable arises, the value of the provision, representing the expected loss from not being able to recover such receivables, is recognised as a cost of sale.

Cash and cash equivalents – Cash comprises bank and cash deposits at variable interest rates. Any interest earned is accrued monthly and classified as interest income. Cash equivalents comprise short-term, highly liquid investments with original maturities of three months or less at the date acquired, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. For the purposes of IAS 39 these amounts are classified as loans and receivables where appropriate.

Financial liabilities

Trade payables and other short-term monetary liabilities – These are initially measured at fair value and subsequently recognised at amortised cost using effective interest rate method.

There are long-term loans with related parties which bear interest at a rate lower than that which the Directors consider the Group would bear if the facility had been granted by a third party. Such borrowings are recognised initially at fair value and are subsequently stated at amortised cost.

Share-based payments

Where share options are awarded to employees, the fair value of the options at the date of grant is charged to the statement of comprehensive income over the vesting period.

Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each balance sheet date so that, ultimately, the cumulative amount recognised over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the statement of comprehensive income over the remaining vesting period.

Where equity instruments are granted to persons other than employees, the statement of comprehensive income is charged with the fair value of goods and services received.

Tax

Tax on the profit or loss from ordinary activities includes current and deferred tax.

Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowed and is calculated using tax rates that have been enacted or substantively enacted by the statement of financial position date. Income tax is charged or credited to profit or loss, except when the tax relates to items credited or charged directly to equity, in which case the tax is also dealt with in equity.

Deferred taxation

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the statement of financial position differs from its tax base, except for differences arising on the initial recognition of goodwill for which amortisation is not tax deductible, the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit and on investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised. The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered). Deferred tax balances are not discounted.

Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either the same taxable Group Company or different Group entities, which intend either to settle current tax assets and liabilities on a net basis or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Unevaluated oil and gas properties

The Group applies the full cost method of accounting, having regard to the requirements of IFRS 6 ‘Exploration for and Evaluation of Mineral Resources’. Under the full cost method of accounting, all costs associated with exploration for and evaluation of mining and oil and gas properties are capitalised in geographical pools pending determination of the feasibility of each project. Such cost pools are based on geographic areas and are not larger than a segment. The Group currently has one pool, the Philippines.

Costs which are capitalised include costs of licence acquisition, technical services and studies, exploration drilling and testing and appropriate technical and administrative expenses but do not include general overheads or costs incurred prior to having obtained the legal rights to explore an area, which are expensed directly to the statement of comprehensive income as they occur.

When the technical and commercial feasibility of a mining or oil or gas project has been determined, the related expenditures will be transferred to property, plant and equipment as proved properties. Where a licence is relinquished, or a project is abandoned, or is considered to be of no further commercial value to the Company, the related costs will be written-off to the statement of comprehensive income.

Unevaluated oil, gas and mining costs are assessed at each period end and where there are indications of impairment. Any amount by which carrying costs exceed recoverable amounts will be written-off. The recoverability of unevaluated oil, gas and mining costs is dependent upon the discovery of economically recoverable reserves, the ability of the Group to obtain necessary financing to complete the development of reserves and future profitable production or proceeds from the disposition of recoverable reserves.

At the completion of the exploration phase, if technical feasibility is demonstrated and commercial reserves are discovered, then, following the decision to continue into the development phase, the carrying value of the relevant asset will be reclassified as an oil and gas asset within property, plant and equipment, but only after the carrying value of the asset has been assessed for impairment in accordance with the impairment of property, plant and equipment assets policy. Unevaluated oil and gas properties are not amortised prior to reclassification to the property, plant and equipment phase.

Property, plant and equipment

Depletion and amortisation of proved oil and gas mining properties is provided over the estimated commercial life of each property and computed using the units of production method based on proved reserves as determined annually by management. Depletion is included with cost of sales within the statement of comprehensive income. Depreciation is included within administrative expenses within the statement of comprehensive income.

Items of property, plant and equipment are initially recognised at cost. As well as the purchase price, cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. The corresponding liability is recognised within provisions.

Depreciation is provided on all items of property and equipment to write-off the carrying value of items over their expected useful economic lives. It is applied at the following rates:

Drilling equipment – 20% per annum straight line

Transport and motor equipment – 20% per annum straight line

Furniture, fixtures and fittings – 20% per annum straight line

Tools and other equipment – 33% per annum straight line

Impairment of property, plant and equipment

Property, plant and equipment are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly. Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit (i.e. the lowest group of assets in which the asset belongs for which there are separately identifiable cash flows).

Any impairment charge is included in the administrative expenses line item in the statement of comprehensive income, except to the extent they reverse gains previously recognised in the statement of recognised income and expense.

Inventories

Inventories are initially recognised at cost, and subsequently at the lower of cost and net realisable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Weighted average cost is used to determine the cost of ordinarily interchangeable items.

Provision for abandonment costs

Provision for abandonment costs is recognised at the commencement of production. The amount recognised is the present value of the estimated future expenditure determined in accordance with local conditions and requirements. A corresponding tangible fixed asset of an amount equivalent to the provision is also created. This is subsequently depreciated as part of the capital costs of production. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the fixed assets.

Leased assets

Where assets are financed by leasing agreements that do not give rights approximating ownership, these are treated as operating leases. The annual rentals are charged to the statement of comprehensive income on a straight line basis over the term of the lease.

Listed investments

Listed investments are held at current market value with any gains or losses recognised in other comprehensive income.

Critical accounting judgements and key sources of estimation uncertainty

In the process of applying the Group’s accounting policies, which are described in Note 1, Management has made the following judgements which may be key sources of estimation uncertainty and have the most significant effect on the amounts recognised in the financial statements:

Recoverability of exploration and evaluation costs – Under the full cost accounting method of accounting for exploration costs, such costs are capitalised as intangible assets and assessed for impairment on a cost pool basis when circumstances suggest that the carrying amount off the costs pool may exceed its recoverable value and, therefore, there is a potential risk of an impairment adjustment. This assessment involves judgement as to;
the likely future commerciality of the asset and when such commerciality should be determined: future revenue and costs pertaining to any concession based on proved plus probable, prospective and contingent resources and the discount rate to be applied to such revenues and cost for the purpose of deriving a recoverable value. Management have reviewed the recoverability of the assets and consider this to be greater than the current net book value. Further information is included in Note 10.

Depreciation – Percentages are applied by the Management to the Group’s net book value of depletable assets based on future levels of production for producing assets.

Fair value of exploration and appraisal assets – The fair value of exploration and appraisal assets is based on internal and third-party reports, further discounted to reflect future risks such as higher interest rates, smaller than expected reserves and variation to other critical assumptions.

Impairment review

While conducting an impairment review of its assets, the Group makes certain judgements in making assumptions about the likelihood of licence conversion, the future prices, reserve levels and future development and production costs. Changes in the estimates used can result in significant charges to the statement of comprehensive income. This is performed solely for the purposes of considering the carrying value of the Group’s assets.

Legal proceedings and commercial disputes

In accordance with IFRS, the Group only recognises a provision where there is a present obligation from a past event, a transfer of economic benefit is probable and the amount of cost of the transfer can be estimated reliably. In instances where the criteria are not met, a contingent liability may be disclosed in the notes to the financial statements. Realisation of any contingent liabilities not currently recognised or disclosed in the financial statements could have a material effect on the Group’s financial position. Application of this accounting principle requires the Management to make determinations about various factual and legal matters beyond their control. Among the factors considered in making decisions on provisions are the nature of the disputes and litigations, the progress of the cases, the opinions of legal advisers, experience of similar cases and any decision of the Group’s Management as to how it will respond to any such claim or litigation.

Segment Analysis (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Segment Analysis

2	SEGMENT ANALYSIS

The Group has three reportable segments:

-	Producing assets
-	Exploration assets
-	Head office costs

The operating results of each of these segments are regularly reviewed by the board of Directors in order to make decisions about the allocation of resources and assess their performance:

The segmental results for the year ended 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Revenue	12,734	-	-	12,734
Cost of sales	(6,913)	-	–	(6,913)
Gross profit	5,821	-	-	5,821
Administrative expenses	(135)	-	(1,852)	(1,987)
Profit/(loss) from operations	5,686	-	(1,852)	3,834
Finance income	-	-	7	7
Finance expenses	-	(261)	(160)	(421)
Profit for the year	5,686	(261)	(2,005)	3,420

The segmental results for the year ended 31 December 2010 are as follows:

	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Revenue	6,068	-	-	6,068
Cost of sales	(4,009)	-	–	(4,009)
Gross profit	2,059	-	-	2,059
Administrative expenses	(120)	-	(2,277)	(2,397)
Profit/(loss) from operations	1,939	-	(2,277)	(338)
Finance income	-	-	15	15
Finance expenses	-	-	(235)	(235)
Profit for the year	1,939	-	(2,497)	(558)

The segmented assets and liabilities at 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Total non-current assets	5,811	50,730	101	56,642
Total current assets	3,173	418	1,089	4,680
Total assets	8,984	51,148	1,190	61,322
Total non-current liabilities	(15)	(9,914)	-	(9,929)
Total current liabilities	(3,685)	(213)	(66)	(3,964)
Total liabilities	(3,700)	(10,127)	(66)	(13,893)
Net assets	5,284	41,021	1,124	47,429

The segmented assets and liabilities at 31 December 2010 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Total non-current assets	3,580	42,630	111	46,321
Total current assets	2,253	508	1,273	4,034
Total assets	5,833	43,138	1,384	50,355
Total non-current liabilities	(79)	(3,915)	-	(3,994)
Total current liabilities	(1,861)	(275)	(216)	(2,352)
Total liabilities	(1,940)	(4,190)	(216)	(6,346)
Net assets	3,893	38,948	1,168	44,009

Other segmented items 31 December 2011 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Capital expenditure	6,923	8,100	11	15,034
Depreciation	4,692	-	26	4,718

Other segmented items 31 December 2010 are as follows:
	Producing	Exploration	Head Office
	Assets	Assets	Costs	Total
	US$’000	US$’000	US$’000	US$’000

Capital expenditure	1,896	1,771	105	3,772
Depreciation	2,415	-	39	2,454

Revenue
All of the 2011 revenues (2010 – 100%) were generated from Philippine based assets the Galoc, Nido & Matinloc fields.

Expenses by Nature (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Expenses by Nature

3	EXPENSES BY NATURE
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Fees payable to the Company’s Auditor for the audit of the Company’s annual accounts	45	50
Fees payable to the Company’s Auditor’s overseas member firm for the audit of the Company’s
subsidiaries, pursuant to legislation	18	18
Directors’ emoluments	568	826
Employee salaries and other benefits	326	286
Depreciation and amortisation	27	23
Operating lease rentals	78	91

Salaries (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Salaries

4	SALARIES

Group
			Year ended	Year ended
			31-Dec	31-Dec
			2011	2010
			US$’000	US$’000

Average number of employees (including Directors) are as follows:
Administration and finance			18	16
Technical			4	4

			22	20

Group
			Year ended	Year ended
			31-Dec	31-Dec
			2011	2010
			US$’000	US$’000
Gross salaries (including Directors)			778	733
Fees (including Directors)			321	559
Employee benefits and social security costs			50	46

			1,149	1,338

Directors’ and senior management emoluments
				Year ended	Year ended
				31-Dec	31-Dec
		Social		2011	2010
	Salary	Security	Fees	Total	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Total Key Management Personnel compensation	386	27	321	734	980

All Directors’ remuneration is paid in cash in accordance with their contracts. The highest paid Director was paid US$191,000 (2010: US$360,000) in the year.

There are no share-based payment charge during 2011, (2010: US$Nil).

Finance Income (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Finance Income
5	FINANCE INCOME

Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Interest from bank deposit	1	2
Gain on Investments	6	13

	7	15

Finance Expenses (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Finance Expenses
6 FINANCE EXPENSES
Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Foreign exchange losses	160	235
Interest paid on loan facility	261	–
	421	235

Taxation on Loss from Ordinary Activities (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Taxation on Loss from Ordinary Activities

7 TAXATION ON LOSS FROM ORDINARY ACTIVITIES
Group
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Current tax	–	–

Deferred tax credit	–	–

The charge for the year can be reconciled to the profit/(loss) per the statement of comprehensive income as follows:

Profit/(loss) on ordinary activities	3,420	(558)

Taxation on profit/(loss) on ordinary activities at the standard rate
of corporation tax in the UK of 26.5%	906	(156)
Tax effect of income taxed at source	(2,689)	(1,289)
Tax effect of expenses disallowed for tax	862	121
Tax losses carried forward	1,012	1,538
Different tax rates applied to overseas jurisdictions	(91)	(214)

Tax credit for the year	–	–

Factors that may affect future tax charges

At 31 December 2011, the Group had UK tax losses of approximately US$5,948,000 (2010: US$4,936,000) carried forward. These losses are subject to agreement by HRMC. At 31 December 2011 the Group had Philippines tax losses US$7,189,000 (2010: US$1,029,000) which can be carried forward and applied against future profits when they are realised. Philippines’ basic corporation tax rate is 30%.

Philippine tax losses can only be carried forward for a maximum of three years. Tax losses currently carried forward are as follows:

2009 – US$1,754,000

2010 – US$3,540,000

2011 – US$1,895,000

A deferred tax asset of US$2,214,000 (2010: US$1,673,000) in respect of the Philippines tax losses carried forward and US$1,487,000 (2010: US$1,480,000) in respect of the UK tax losses has not been recognised due to the uncertainty that these tax losses will be utilisable against future taxable income.

Earnings/Loss per Share (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Earnings/Loss per Share

8	EARNINGS/(LOSS) PER SHARE

Earnings/(loss) per Ordinary Share has been calculated using the weighted average number of shares in issue during the relevant financial periods. The weighted average number of equity shares in issue for the period is 33,364,533 (2010: 33,256,478).

Profits for the Group attributable to the equity holders of the Company for the year are US$3,457,000 (2010: Loss -US$438,000).

The effect of the share options in issue under the Share Option Plan is anti-dilutive. See Note 15 for further details of share options in issue.

Property, Plant and Equipment Forum Energy Plc (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Property, Plant and Equipment

9	PROPERTY, PLANT AND EQUIPMENT

		Transport	Furniture,	Tools
	Oil and gas	and motor	fixtures	and other	Group
	costs	equipment	and fittings	equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

Cost
At 1 January 2011	7,907	98	206	116	8,327
Additions	6,923	2	9	–	6,934
Disposals	–	(11)	–	–	(11)
At 31 December 2011	14,830	89	215	116	15,250

Depreciation
At 1 January 2011	4,327	20	191	116	4,654
Charge for the year	4,692	19	7	–	4,718
Disposals	–	(10)	–	–	(10)
At 31 December 2011	9,019	29	198	116	9,362

Cost
At 1 January 2010	6,011	74	196	116	6,397
Additions	1,896	95	10	–	2,001
Disposals	–	(71)	–	–	(71)
At 31 December 2010	7,907	98	206	116	8,327

Depreciation
At 1 January 2010	1,912	28	177	112	2,229
Charge for the year	2,415	21	14	4	2,454
Disposals	–	(29)	–	–	(29)
At 31 December 2010	4,327	20	191	116	4,654

Net book value
At 31 December 2011	5,811	60	17	–	5,888
At 31 December 2010	3,580	78	15	–	3,673
At 31 December 2009	4,099	46	19	4	4,168

Intangible Assets (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Intangible Assets

10	INTANGIBLE ASSETS

	Unevaluated	Unevaluated
	oil, gas	oil, gas
	and mining	and mining
	costs	costs
	US$’000	US$’000
Group	2011	2010

Cost and Net book value
At 1 January	42,630	40,859
Additions	8,100	1,771

At 31 December	50,730	42,630

The unevaluated oil, gas and mining costs relate to the acquisition of the Group’s assets in the Philippines.

The net book value of assets included within intangible fixed assets are as follows:

SC40   – US$29,024,000 (2010: US$28,689,000)

SC72   – US$21,474,000 (2010: US$13,720,000)

Others – US$232,000 (2010: US$221,000).

The Group have considered the intangible assets for indications of impairment and have concluded that the recoverable amount of assets is considered higher than the current book values therefore, an impairment provision is not required

Investments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Investments

11	INVESTMENTS

Group
	2011	2010
	US$’000	US$’000

Cost
At 1 January	18	5
Revaluation	6	13

At 31 December	24	18

Group investments are shares held in FEC Resources Inc., a listed company, held at respective fair values on 31 December 2011 and 31 December 2010.

The principal subsidiaries of the Group, all of which have been included in these consolidated financial statements and are engaged in the exploration for and development of oil and gas assets, are as follows:

		Proportion of ownership
		interest and ordinary
	Country of	share capital held
Name	incorporation	2011	2010

Forum Philippine Holdings Limited	Jersey	100%	100%
Forum (FEI) Limited	Jersey	100%	100%
Forum (GSEC101) Limited(1)	Jersey	100%	100%
Forum (Nido Matinloc) Limited	Jersey	100%	100%
Forum Exploration Inc	Philippines	66.67%	66.67%
Forum Energy Philippines Corporation	Philippines	100%	100%

(1)	Forum (GSEC101) Limited has established a registered branch office in the Philippines.

Inventories (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Inventories

12       INVENTORIES

Group
	2011	2010
	US$’000	US$’000

Oil inventories	–	362
Materials and supplies	57	57

	57	419

Inventory write off US$Nil (2010: US$8,000) during the year. Cost of inventory expensed in the year totalled US$Nil (2010: US$8,000).

There is no material difference between the carrying values of inventories and their fair value less costs to sell.

Receivables (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Receivables

13       RECEIVABLES

Group
	2011	2010
	US$’000	US$’000

Trade receivables	1,546	496
Prepayments	198	252
Other receivables	118	403

	1,862	1,151

Included within other receivables are amounts relating to recoverable VAT and amounts in respect of expenditure on future projects.

Liabilities (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Liabilities

14	LIABILITIES

Group
	2011	2010
Current	US$’000	US$’000

Trade payables	388	109
Other payables	3,445	2,099
Employee benefits	118	118
Tax payable	13	26

	3,964	2,352

Included in other payables is an amount of US$3,297,357 (2010: US$1,176,684) relating to additional costs on the acquisition of Basic Petroleum & Mineral Inc. (now Forum Energy Philippines Corporation) payable out of future Galoc oil field revenues (Note 21).

All amounts fall due for payment within one year.

Non-current liabilities

Loan facility	6,000	–
Other payables	3,915	3,915
Decommissioning liabilities	14	79

	9,929	3,994

The loan facility of U$10 million was entered into on 24 November 2010 and is available for a three year period with an interest charge of US LIBOR + 4.5% on funds borrowed. As at 31 December 2011 US$6 million has been drawn down under the facility (Note 20).

Included in other payables is the following:

Under the share purchase agreement for Forum Exploration Inc. dated 11 March 2003, amounts of up to US$3.915 million (2010: US$3.915 million) are due to the vendor out of the Group’s share of future net revenues generated from licence SC40. The liability is in Philippine Peso and any movement during the year is due to changes in exchange rate only. The timing and extent of such payments is dependent upon future field production performance and cannot be accurately determined at this stage.

Share Capital Forum Energy Plc (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Share Capital

15	SHARE CAPITAL
Allotted, called up and fully paid
	2011	2011	2010	2010
Company	Number	US$’000	Number	US$’000

At 1 January	33,364,533	5,982	33,092,533	5,941
Additions	–	–	272,000	41

At 31 December	33,364,533	5,982	33,364,533	5,982

			Allotted,
	Authorised		share called up
	number		and fully paid	Premium
Company	of 10p each	Number	US$	US$

At 1 January 2010	100,000,000	33,092,533	5,940,576	50,868,837
26 May 2010(1)	–	272,000	40,802	94,903

At 31 December 2010	100,000,000	33,364,533	5,981,378	50,963,740

At 31 December 2011	100,000,000	33,364,533	5,981,378	50,963,740

(1) On 26 May 2010 the Company issued 272,000 Ordinary Shares of 10p each under the share option plan for 31p per share.

All of the shares in issue have equal voting rights.

Share-based payments

On 1 August 2005, the Company implemented a Share Option Plan (the Plan) with three sub-plans (the sub-plan). Under the terms of the Plan the Company can issue up to 16% of the outstanding issued stock of the Company.

At 31 December 2011, the following share options were outstanding in respect of the Ordinary Shares:

		Number of	Number of	Number of
	Outstanding	options	options	options		Outstanding
	as at	Granted	surrendered	cancelled	Exercised	as at
	1-Jan	during	during	during	during	31-Dec	Final
Exercise price	2011	the year	the year	the year	the year	2011	expiry dates

£0.31 (US$0.48)	2,195,000	–	–	–	–	2,195,000	December 2018

All of the 2,195,000 outstanding options are exercisable at a price higher than the current share price.

At 31 December 2010, the following share options were outstanding in respect of the Ordinary Shares:

		Number of	Number of	Number of
	Outstanding	options	options	options		Outstanding
	as at	Granted	surrendered	cancelled	Exercised	as at
	1-Jan	during	during	during	during	31-Dec	Final
Exercise price	2011	the year	the year	the year	the year	2011	expiry dates

£0.31 (US$0.48)	2,195,000	–	–	–	–	2,195,000	December 2018

The weighted average exercise price of share options was US$0.48 at 31 December 2011 and US$0.48 at 31 December 2010. The weighted average remaining contractual life of options outstanding at the end of the year was seven years (2010: eight years).

During the year no options were exercised.

As at 31 December 2011, there are 2,195,000 options in issue representing 41% of the total permissible options in issue per the terms of the option plan.

All of the 2,195,000 outstanding options are exercisable at a price higher than the current share price.

Fair value of options

Inputs to the valuation model

The fair values of awards granted under the Share Option Plan have been calculated using the Black Scholes pricing model that takes into account factors specific to share incentive plans such as the vesting periods of the Plan, the expected dividend yield on the Company’s shares and expected early exercise of share options

Grant date
19-Dec-08
Share price at date of grant	£0.25 (US$0.38)
Exercise price	£0.31 (US$0.46)
Volatility	40%
Option life	10 years
Dividend yield	–
Risk-free investment rate	4%
Employee turnover	–

Expense arising from share-based payments

Based on the above fair values and prior year awards and the Company’s expectations of employee turnover, the 2011 expense arising from equity-settled share options and share awards made to employees was US$Nil (2010: US$Nil). There were no other share-based payment transactions.

Commitments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Commitments

16	COMMITMENTS

At 31 December 2011, the Group had commitments totalling US$6 million in operational and exploration expenditure, for the second sub-phase programme over Service Contract SC72 (“SC72”) (31 December 2010: US$3 million).

Financial Commitments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Financial Commitments

17 FINANCIAL COMMITMENTS

Group
Future commitments under non-cancellable operating leases are as follows:
	Land and	Land and
	buildings	buildings
	2011	2010
	US$’000	US$’000

Operating leases with an option to terminate within 1 year	23	21

Cash Flow Notes (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Cash Flow Notes
18 CASH FLOW NOTES

Group
	2011	2010
	US$’000	US$’000

Cash and cash equivalents comprise:
Cash available on demand	2	13
Short-term deposits	2,759	2,451
	2,761	2,464

Financial Instruments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Financial Instruments

19	FINANCIAL INSTRUMENTS

Financial Assets

	Loans and Receivables
		Group
	2011	2010
	US$’000	US$’000

Cash and cash equivalents	2,761	2,464
Trade and other receivables	1,862	1,151

Total financial assets	4,623	3,615

Financial Liabilities
	Financial liabilities at amortised cost
		Group
	2011	2010
	US$’000	US$’000

Trade and other payables	3,964	2,352
Loans and borrowings	6,000	-

Total financial liabilities	9,964	2,352

Significant accounting policies

Details of the significant accounting policies in respect of financial instruments are disclosed in Note 1 to the financial statements.

Financial risk management

The Board seeks to minimise its exposure to financial risk by reviewing and agreeing policies for managing each financial risk and monitoring them on a regular basis. No formal policies have been put in place in order to hedge the Group activities to the exposure to currency risk or interest risk, however as the Group enters commercial production this may be considered. No derivatives or hedges were entered into during the year.

The Group is exposed through its operations to the following financial risks:

·	cash flow interest rate risk
·	foreign currency risk
·	liquidity risk
·	credit risk
·	price risk

The policy for each of the above risks is described in more detail below.

The principal instruments used by the Group, from which financial instruments risk arises are as follow:

·	trade and other receivables
·	cash and cash equivalents
·	trade and other payables
·	long term borrowings

The fair value of all the Group financial assets and liabilities is approximate to their carrying values.

Cash flow interest rate risk

The Group manage the interest rate risk associated with the Group’s cash assets by ensuring that interest rates are as favourable as possible, through the use of bank treasury deposits, whilst managing the access the Group requires to the funds for working capital purposes.

At the year end the Group had a cash balance of US$2,761,000 (2010: US$2,464,000) which was made up as follows:

	2011	2010
	US$’000	US$’000

British Pounds Sterling	42	867
US Dollars	2,694	1,574
Philippine Peso	25	23

Included above are amounts of US$812,000 (2010: US$863,000) held within variable rate deposit accounts. Interest rates are 0% to 0.1% based on bank interest rates.

The Group received interest for the year as follows:
	2011	2010
	US$’000	US$’000

Interest from bank deposits	1	2

The Group paid interest for the year as follows:
	2011	2010
	US$’000	US$’000

Interest paid on loan facility	261	–

The interest rate risk to the Group is minimal as the interest bearing debts are fixed to US LIBOR + 4.5% and interest income on bank deposits is negligible.

Foreign currency risk

The Group has six overseas subsidiaries, two of which operate in the Philippines and whose expenses are mainly denominated in US Dollars. The other overseas subsidiaries transactions are also mainly denominated in US Dollars. Foreign exchange risk is inherent in the Group’s activities and is accepted as such. The Group keeps small balances in Philippine Peso to operate the local payroll and office expenses.

At 31 December 2011 and 2010, the currency exposure of the Group was as follows:

			Philippine
	US Dollar	UK Sterling	Peso	Total
	US$’000	US$’000	US$’000	US$’000

At 31 December 2011
Cash and cash equivalents	2,694	43	24	2,761
Trade and other receivables	1,764	84	14	1,862
Trade and other payables	(3,606)	(66)	(292)	(3,964)
Long term borrowings	(6,000)	-	-	(6,000)

Net assets/(liabilities)	(5,148)	61	(254)	(5,341)

At 31 December 2010
Cash and cash equivalents	1,574	867	23	2,464
Trade and other receivables	861	246	44	1,151
Trade and other payables	(2,007)	(215)	(130)	(2,352)

Net assets/(liabilities)	428	898	(63)	1,263

The effect of a 10% strengthening of the US Dollar against Sterling at the reporting date on the Sterling denominated balances would, all other variables held constant, have resulted in a loss, decreasing post tax profits by US$6,100 (2010: US$89,800). Conversely the effect of a 10% weakening of the US Dollar against Sterling at the reporting date would, on the same basis, have resulted in a gain increasing post tax profits by US$6,100 (2010: US$89,800).

The effect of a 10% strengthening of the US Dollar against the Philippine Peso at the reporting date on the Philippine Peso denominated balances would, all other variables held constant, have resulted in a gain increasing post tax profits by US$25,400 (2010: US$6,300). Conversely the effect of a 10% weakening of the US Dollar against Philippine Peso at the reporting date would, on the same basis, have resulted in a loss decreasing post tax profits by US$24,400 (2010: US$6,300).

Liquidity risk

Liquidity risk arises from the Group’s management of working capital.

The Group’s policy is to ensure that it will always have sufficient cash to allow it to meet its liabilities when they become due to achieve this, the Group has arranged a US$10 million facility to continue to achieve this policy, as at the end of the year US$6 million has been drawn down to meet the Group’s commitments, the remaining US$4 million is available on request.

It seeks to maintain readily available cash balances to meet expected requirements, all bank balances are currently held on an instant access basis.

The liquidity risk of each Group entity is managed centrally by the Group treasury function. The investment budgets and work plans are set locally and agreed by the Board annually in advance, enabling the Group’s cash requirements to be anticipated.

The contractual undiscounted amounts of financial liabilities are repayable as follows:

	Group	Group
	2011	2010
	US$’000	US$’000

1 month	1,295	1,162
2–3 months	45	1,072
4–6 months	–	–
6–12 months	2,624	118

	3,964	2,352

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or a counter-party of a financial instrument fails to meet its contractual obligations. The Group is mainly exposed to credit risk from credit sales.

The Group currently has only two customers which are both Philippine based oil Companies, costs of production are deducted prior to payment of the Groups share, therefore any losses would be limited to the net share of revenues. The two customers which account for 100% of the Company’s revenues are Galoc Production Company and The Philodrill Corporation.

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions. The majority of the Group’s deposits are held with two different International banks in the UK and in the Philippines. The Group’s deposits are held with an international bank, in which the UK government holds a majority shareholding, which the Board considers gives a high level of security.

The Group’s maximum exposure to credit risk by class of financial instrument is shown in the table below:

	2011	2011	2010	2010
	Carrying	Maximum	Carrying	Maximum
	value	exposure	value	exposure
	US$’000	US$’000	US$’000	US$’000

Cash and cash equivalents	2,761	2,761	2,464	2,464
Trade and other receivables	1,862	1,862	1,151	1,151

	4,623	4,623	3,615	3,615

Price risk

The Group’s oil and gas sale revenue is subject to energy market price risk. The Group does not intend to hedge the oil price risk in the short-term.

Capital

The overall objective of the Directors is to maximise shareholder returns and minimise risks by keeping a reasonable balance between debt and equity.

On a regular basis, the Board of Directors receive financial and operational performance reports that enable continuous management of assets, liabilities and liquidity.

Up to 2010 the Group had minimised risk by being purely equity financed, or by agreeing partnerships for the development of its portfolio of hydrocarbon assets. In 2011 the Group borrowed US$6 million of its US$10 million loan facility (Note 20) to redress the reasonable balance between debt and equity.

Related Party Transactions (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Related Party Transactions

20	RELATED PARTY TRANSACTIONS

During the year the following related party transactions occurred within the Group:

Philex Mining Corporation is the majority shareholder and ultimate controlling party of the Group.

Forum Philippines Holdings Ltd, a wholly-owned subsidiary of the Company, entered into a US$10 million Facility Agreement (“the Facility”) with Philex Mining Corporation on 24 November 2010.

The Facility will be available for a three year period from the 24 November 2010 and funds can be borrowed at an interest rate of US LIBOR + 4.5%. During 2011 US$6 million was drawdown to enable the Company to fund its 70% share of a first sub-phase work programme over Service Contract 72 (“SC72”) which has now been completed. Obligations arising from funds drawn under this Facility are not convertible into the Company’s or Forum Philippines’ Ordinary Shares.

Amounts due to Philex Mining Corporation in respect of this facility agreement as at 31 December 2011 amounted to US$6,000,000 (2010: US$Nil). Arrangement fees paid to Philex Mining Corporation during the year for the facility were US$Nil (2010: US$200,000). Interest charged for use of the facility during the year was US$261,952 (2010: US$Nil).

Contingent Liabilities (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Contingent Liabilities

21	CONTINGENT LIABILITIES

Further to the announcement of 10 May 2011, the Group remains in an arbitration process with Basic Energy Corporation ("BEC") in relation to certain assets acquired from BEC.

Although the Group had signed a conditional settlement agreement with BEC which would have concluded the arbitration process this settlement agreement was not completed because certain third party consents could not be obtained.

Out of the US$12 million of potential additional consideration, the Directors have assessed that US$10 million would be payable (approximately US$9 million net of the US$650,000 payment made, as announced on 10 May 2011).

However, of this total US$10 million, US$6.7 million has been paid up to the end of 2011, and the balance of U$3.3 million is accrued within current liabilities (2010: US$1.2 million).

The Directors consider that a potential additional liability of US$2 million is dependent upon net future field production levels from the acquired assets and will not become payable due to the current and forecast levels of production of these assets.

Post Balance Sheet Events (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Post Balance Sheet Events

22       POST BALANCE SHEET EVENTS

The Company has received a report by Weatherford Petroleum Consultants ("Weatherford") on the interpretation of new 3D and 2D data acquired over the Service Contract 72 licence area ("SC72") in 2011.

During 2011, 2,202 Line-Km of 2D seismic data were acquired over SC72 in order to further define additional leads already identified, and 565 Km2 of 3D seismic data were acquired over the Sampaguita Gas Field in SC72.

The interpretation of these surveys has now been carried out by Weatherford. Their report has given the directors a better understanding of the Sampaguita Gas Field and identified a prospect in the North Bank which is located to the north of Sampaguita within SC72. In addition, the report has identified a number of potential drilling locations. Full details of the report can be found on the Company’s website at www.forumenergy.com

The Company has announced plans to fund its drilling commitments under the second sub phase of the SC72 work programme and the options for this fundraising are currently being assessed by the Directors.